UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/13

The following N-CSR relates only to Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

1

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Global Equity
Income Fund

SEMIANNUAL REPORT April 30, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
32	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Equity
Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Equity Income Fund, covering the six-month period from November 1, 2012, through April 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International equity markets generally rallied over the past six months in response to improving economic conditions throughout the world. By the reporting period’s end, the U.S. unemployment rate had fallen to its lowest level in four years, Europe appeared to contain the financial crisis that threatened some of its more peripheral countries, Japan embarked on a new economic course that cheered many investors, and key emerging markets engineered “soft landings” for their economies as previously torrid growth rates moderated. Many analysts attributed these broad-based economic gains to the aggressively accommodative monetary policies adopted by central banks worldwide, including the Federal Reserve Board, the Bank of Japan and the European Central Bank.

Our chief economist currently expects the global and U.S. economic recoveries to persist at a choppy and moderate pace over the next several months, but sees the potential for stronger growth to begin in the fall. Moreover, the United States generally is expected to remain in the lead in the global march toward better economic conditions, while Europe’s recovery from recession likely will be delayed as regional policymakers work to resolve a persistent financial crisis. As always, we encourage you to discuss our observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2012, through April 30, 2013, as provided by James Harries, Portfolio Manager of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2013, Dreyfus Global Equity Income Fund’s Class A shares produced a total return of 11.18%, Class C shares returned 10.77% and Class I shares returned 11.36%.1 In comparison, the fund’s benchmark, the FTSE World Index (the “Index”), produced a total return of 14.26% for the same period.2

Global equities generally rallied over the reporting period as macroeconomic concerns eased and investors increasingly believed that the quantitative easing programs of the US and Japan would deliver the economic recovery sought after. The fund produced lower returns than its benchmark, mainly due to underweighted positions in Japan and the financials sector, and disappointing security selections in the telecommunications services sector.

The Fund’s Investment Approach

The fund seeks to generate total return, consisting of capital appreciation and income. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities, aiming to focus on dividend-paying stocks of companies located in emerging as well as developed capital markets, incorporating investments in countries such as the United States, Canada, Japan,Australia, Hong Kong and Western Europe. The fund may invest in the securities of companies of any market capitalization, and it may invest up to 30% of its assets in emerging markets. The fund’s portfolio manager will purchase stocks that, at the time of purchase, have a yield premium over that of the FTSE World Index.

We combine “top-down” analysis of current economic trends and investment themes with “bottom-up” stock selection based on fundamental research. Within markets and sectors deemed to be relatively favorable, we seek attractively priced stocks of companies that we believe have sustainable competitive advantages.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Investors Responded Positively to Easy Money Policies

Investor sentiment improved during the reporting period in response to aggressively accommodative monetary policies among central banks worldwide.The promise of a quantitative easing program from the European Central Bank assuaged fears regarding a more severe debt crisis, a new government in Japan implemented aggressive monetary easing intended to address longstanding economic stagnation, and investors in the emerging markets looked forward to more stimulative policies from new government leadership in China. The United States led the global recovery as unemployment moderated and housing markets improved amid an open-ended quantitative easing program from the Federal Reserve Board.

These developments generally supported prices of global equities. In addition, dividend-paying stocks were bolstered by robust demand from income-oriented investors seeking alternatives to bonds in a low interest rate environment, although the U.S. and Japan lead world markets up despite being the lowest yielding on a world basis.

Cautious Posture Undermined Relative Results

Although the fund participated to a significant degree in the global market rally, its relative performance was hindered by our conservative approach to market and security selection. For example, Japan proved to be one of the stronger markets over the reporting period, but our skepticism regarding the efficacy of the government’s new economic policies, and concerns regarding Japanese companies’ attitude toward shareholders, prevented us from allocating assets to the country. Likewise, we maintained underweighted exposure to the financials sector in light of ongoing deleveraging pressures, but the sector rebounded in a burst of investor exuberance that we believe was unwarranted.The fund also suffered some disappointing security selections in the telecommunications services sector, where Telecom Polska was hurt by intensifying competitive pressures, and China Mobile and South Africa’s MTN Group lagged market averages despite strong underlying fundamentals.

The fund achieved better results in the health care sector, where Swiss pharmaceutical developers Roche Holding and Novartis, the United Kingdom’s GlaxoSmithKlein, and U.S. drug maker AbbVie attracted investors with high dividend yields and good growth prospects.The fund also scored successes in the information technology sector, as the fund avoided pronounced weakness in consumer electronics giant Apple and participated in gains posted by computer operating systems leader Microsoft.

4

While the fund’s underweighted exposure to the financials sector hurt relative performance, favorable individual stock selections included U.K. investment manager Aberdeen Asset Management and Norway-based financial services provider DnB ASA.We sold the fund’s position in DnB ASA when it gained value and its dividend yield moderated.

Finding Value in Global Financial Markets

Despite gradually improving economic data in some markets, we have remained skeptical of central bankers’ abilities to stem the financial crises that continue to weigh on banking systems and economies across the developed world. Indeed, in our analysis, recent market rallies may have been overblown, potentially exposing stocks to the risk of a correction if investors’ optimistic expectations are not met.

Therefore, we have remained focused on companies that we believe are poised to benefit from secular catalysts to growth that are largely independent of economic conditions.We have found a number of opportunities meeting our investment criteria in the telecommunications services, health care, tobacco, and utilities industry groups, but relatively few in the financials, consumer-oriented, and materials segments.

May 15, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation through March 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
FTSE World Index is an unmanaged, free-floating, market-capitalization weighted index that is designed to measure the performance of 90% of the world’s investable stocks issued by large and midcap companies in developed and advanced emerging markets. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Equity Income Fund from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.23	$11.03	$5.76
Ending value (after expenses)	$1,111.80	$1,107.70	$1,113.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.90	$10.54	$5.51
Ending value (after expenses)	$1,017.95	$1,014.33	$1,019.34

† Expenses are equal to the fund’s annualized expense ratio of 1.38% for Class A, 2.11% for Class C and 1.10%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2013 (Unaudited)

Common Stocks—94.1%	Shares	Value ($)
Australia—1.9%
AMP	480,000	2,687,124
Dexus Property Group	2,089,862	2,502,375
		5,189,499
Brazil—1.9%
CCR	522,000	5,118,900
Canada—2.1%
Husky Energy	195,000	5,636,409
Denmark—2.0%
TDC	675,000	5,475,261
France—3.1%
Suez Environnement	191,715	2,753,285
Total	110,000	5,543,966
		8,297,251
Germany—4.0%
Bilfinger	25,542	2,559,817
Deutsche Post	226,000	5,363,307
Deutsche Telekom	250,216	2,959,767
		10,882,891
Hong Kong—4.0%
China Mobile	492,015	5,386,065
Link REIT	933,574	5,287,343
		10,673,408
Luxembourg—1.0%
SES	87,022	2,717,253
Netherlands—4.2%
Reed Elsevier	219,973	3,569,024
Royal Dutch Shell, Cl. A	74,558	2,536,718
Unilever	125,159	5,327,248
		11,432,990
Norway—4.1%
Orkla	605,314	5,447,983
Statoil	226,000	5,514,298
		10,962,281

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Singapore—1.9%
Mapletree Logistics Trust	1,378,000		1,465,600
Parkway Life Real Estate Investment Trust	347,000		752,204
Singapore Technologies Engineering	847,000		3,025,737
			5,243,541
South Africa—3.1%
Gold Fields	421,000		2,996,520
MTN Group	297,500		5,363,520
			8,360,040
South Korea—1.0%
Macquarie Korea Infrastructure Fund	410,000		2,598,565
Sweden—2.1%
TeliaSonera	810,000		5,572,847
Switzerland—9.3%
Nestle	43,831		3,130,112
Novartis	109,387		8,123,438
Roche Holding	32,937		8,232,479
Zurich Insurance Group	19,700	[a]	5,500,237
			24,986,266
Taiwan—1.1%
Taiwan Semiconductor Manufacturing	776,000		2,879,236
Thailand—.9%
Bangkok Bank	316,000		2,444,020
United Kingdom—12.1%
BAE Systems	464,803		2,711,116
Balfour Beatty	700,000		2,347,578
Cable & Wireless Communications	3,452,971		2,267,760
Centrica	662,000		3,815,058
GlaxoSmithKline	332,526		8,576,967
ICAP	560,000		2,503,503
SSE	335,376		8,111,289
Standard Chartered	94,150		2,379,183
			32,712,454

8

Common Stocks (continued)			Shares		Value ($)
United States—34.3%
AbbVie			71,101		3,274,201
Annaly Capital Management			290,165	[b]	4,625,230
Clorox			59,595		5,140,069
ConocoPhillips			90,000		5,440,500
Lockheed Martin			54,588		5,409,125
Merck & Co.			113,120		5,316,640
Microsoft			268,324		8,881,524
Paychex			146,298		5,326,710
PDL BioPharma			95,051		735,695
Pfizer			201,379		5,854,088
Philip Morris International			140,099		13,392,063
Procter & Gamble			63,507		4,875,432
Reynolds American			285,460		13,536,513
Sysco			238,609		8,317,910
Wisconsin Energy			59,288		2,664,404
					92,790,104
Total Common Stocks
(cost $228,075,990)					253,973,216

Preferred Stocks—.2%
United Kingdom
AngloGold Ashanti
Holdings Finance,
Conv. Cum. $3
(cost $964,333)			20,795		492,842

	Coupon	Maturity	Principal
Bonds and Notes—.7%	Rate (%)	Date	Amount ($)		Value ($)
United Kingdom
Standard Chartered,
Jr. Sub. Notes
(cost $1,799,599)	8.13	5/29/49	1,772,000		1,836,129

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—4.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,247,122)	11,247,122 [c]	11,247,122

Total Investments (cost $242,087,044)	99.1%	267,549,309
Cash and Receivables (Net)	.9%	2,364,597
Net Assets	100.0%	269,913,906

REIT—Real Estate Investment Trust

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Goods	16.8	Consumer Services	5.4
Health Care	14.9	Technology	4.4
Industrial	13.8	Money Market Investment	4.1
Financial	12.1	Basic Materials	1.3
Telecommunications	10.0	Corporate Bonds	.7
Oil & Gas	9.2
Utilities	6.4		99.1

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		230,839,922	256,302,187
Affiliated issuers		11,247,122	11,247,122
Cash			1,187,918
Cash denominated in foreign currencies		1,809,559	1,822,796
Dividends and interest receivable			943,789
Receivable for shares of Beneficial Interest subscribed			728,481
Receivable for investment securities sold			624,993
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			314,515
Prepaid expenses			31,774
			273,203,575
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			282,472
Payable for investment securities purchased			2,656,475
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			146,038
Payable for shares of Beneficial Interest redeemed			137,892
Accrued expenses			66,792
			3,289,669
Net Assets ($)			269,913,906
Composition of Net Assets ($):
Paid-in capital			245,733,651
Accumulated undistributed investment income—net			386,579
Accumulated net realized gain (loss) on investments			(1,840,781)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			25,634,457
Net Assets ($)			269,913,906

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	98,585,440	41,646,380	129,682,086
Shares Outstanding	8,228,093	3,423,233	11,168,357
Net Asset Value Per Share ($)	11.98	12.17	11.61

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $346,285 foreign taxes withheld at source):
Unaffiliated issuers	4,585,101
Affiliated issuers	5,051
Interest	46,875
Total Income	4,637,027
Expenses:
Management fee—Note 3(a)	884,259
Shareholder servicing costs—Note 3(c)	226,502
Distribution fees—Note 3(b)	114,284
Custodian fees—Note 3(c)	77,189
Registration fees	43,541
Professional fees	26,437
Prospectus and shareholders’ reports	9,920
Trustees’ fees and expenses—Note 3(d)	7,746
Loan commitment fees—Note 2	744
Miscellaneous	9,841
Total Expenses	1,400,463
Less—reduction in fees due to earnings credits—Note 3(c)	(43)
Net Expenses	1,400,420
Investment Income—Net	3,236,607
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,374,371)
Net realized gain (loss) on forward foreign currency exchange contracts	(566,789)
Net Realized Gain (Loss)	(1,941,160)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	21,732,032
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	421,037
Net Urealized Appreciation (Depreciation)	22,153,069
Net Realized and Unrealized Gain (Loss) on Investments	20,211,909
Net Increase in Net Assets Resulting from Operations	23,448,516

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Operations ($):
Investment income—net	3,236,607	1,848,036
Net realized gain (loss) on investments	(1,941,160)	1,865,181
Net unrealized appreciation
(depreciation) on investments	22,153,069	3,025,512
Net Increase (Decrease) in Net Assets
Resulting from Operations	23,448,516	6,738,729
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,024,694)	(585,760)
Class C Shares	(265,460)	(145,439)
Class I Shares	(1,769,740)	(1,099,037)
Net realized gain on investments:
Class A Shares	(299,454)	—
Class C Shares	(121,659)	—
Class I Shares	(490,122)	—
Total Dividends	(3,971,129)	(1,830,236)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	53,576,175	46,767,868
Class C Shares	19,539,451	18,519,696
Class I Shares	64,414,917	63,154,459
Dividends reinvested:
Class A Shares	1,109,549	475,842
Class C Shares	158,150	49,568
Class I Shares	1,673,687	1,005,482
Cost of shares redeemed:
Class A Shares	(14,068,216)	(2,948,038)
Class C Shares	(1,604,481)	(1,214,807)
Class I Shares	(16,671,731)	(4,978,516)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	108,127,501	120,831,554
Total Increase (Decrease) in Net Assets	127,604,888	125,740,047
Net Assets ($):
Beginning of Period	142,309,018	16,568,971
End of Period	269,913,906	142,309,018
Undistributed investment income—net	386,579	209,866

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Capital Share Transactions:
Class A
Shares sold	4,724,373	4,309,492
Shares issued for dividends reinvested	98,498	45,655
Shares redeemed	(1,235,472)	(275,693)
Net Increase (Decrease) in Shares Outstanding	3,587,399	4,079,454
Class C
Shares sold	1,700,317	1,697,476
Shares issued for dividends reinvested	13,812	4,714
Shares redeemed	(140,139)	(112,928)
Net Increase (Decrease) in Shares Outstanding	1,573,990	1,589,262
Class I
Shares sold	5,890,200	6,195,023
Shares issued for dividends reinvested	153,548	99,050
Shares redeemed	(1,506,411)	(490,872)
Net Increase (Decrease) in Shares Outstanding	4,537,337	5,803,201

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2013				Year Ended October 31,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	10.99		10.17	9.97	9.03	7.35	13.14
Investment Operations:
Investment income—net[a]	.18		.28	.35	.31	.36	.44
Net realized and unrealized
gain (loss) on investments	1.04		.99	.13	.92	1.60	(5.90)
Total from Investment Operations	1.22		1.27	.48	1.23	1.96	(5.46)
Distributions:
Dividends from
investment income—net	(.17)		(.45)	(.28)	(.29)	(.28)	(.33)
Dividends from net realized
gain on investments	(.06)		—	—	—	—	—
Total Distributions	(.23)		(.45)	(.28)	(.29)	(.28)	(.33)
Net asset value, end of period	11.98		10.99	10.17	9.97	9.03	7.35
Total Return (%)[b]	11.18	[c]	12.98	4.86	13.86	27.73	(42.41)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.38	[d]	1.55	2.14	3.13	4.03	5.84
Ratio of net expenses
to average net assets	1.38	[d]	1.50	1.50	1.50	1.49	1.44
Ratio of net investment income
to average net assets	3.10	[d]	2.76	3.35	3.36	5.05	3.88
Portfolio Turnover Rate	15.24	[c]	21.89	54.88	56.17	70.29	99.04
Net Assets, end of period
($ x 1,000)	98,585		51,003	5,710	5,406	3,738	2,523

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2013				Year Ended October 31,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	11.13		10.22	10.02	9.01	7.33	13.13
Investment Operations:
Investment income—net[a]	.14		.22	.30	.21	.32	.36
Net realized and unrealized
gain (loss) on investments	1.06		.98	.10	.97	1.58	(5.89)
Total from Investment Operations	1.20		1.20	.40	1.18	1.90	(5.53)
Distributions:
Dividends from
investment income—net	(.10)		(.29)	(.20)	(.17)	(.22)	(.27)
Dividends from net realized
gain on investments	(.06)		—	—	—	—	—
Total Distributions	(.16)		(.29)	(.20)	(.17)	(.22)	(.27)
Net asset value, end of period	12.17		11.13	10.22	10.02	9.01	7.33
Total Return (%)[b]	10.77	[c]	12.19	4.01	13.24	26.53	(42.76)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.11	[d]	2.29	2.86	3.92	4.81	7.06
Ratio of net expenses
to average net assets	2.11	[d]	2.25	2.25	2.25	2.25	2.18
Ratio of net investment income
to average net assets	2.40	[d]	2.14	2.83	2.31	4.44	3.35
Portfolio Turnover Rate	15.24	[c]	21.89	54.88	56.17	70.29	99.04
Net Assets, end of period
($ x 1,000)	41,646		20,591	2,658	1,564	688	844

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

Six Months Ended
April 30, 2013				Year Ended October 31,
Class I Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	10.66		9.91	9.74	8.83	7.34	13.14
Investment Operations:
Investment income—net[a]	.18		.35	.37	.35	.34	.45
Net realized and unrealized
gain (loss) on investments	1.02		.90	.12	.89	1.61	(5.90)
Total from Investment Operations	1.20		1.25	.49	1.24	1.95	(5.45)
Distributions:
Dividends from
investment income—net	(.19)		(.50)	(.32)	(.33)	(.46)	(.35)
Dividends from net realized
gain on investments	(.06)		—	—	—	—	—
Total Distributions	(.25)		(.50)	(.32)	(.33)	(.46)	(.35)
Net asset value, end of period	11.61		10.66	9.91	9.74	8.83	7.34
Total Return (%)	11.36	[b]	13.16	5.11	14.39	28.21	(42.27)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10	[c]	1.28	1.86	2.82	3.78	5.32
Ratio of net expenses
to average net assets	1.10	[c]	1.25	1.25	1.25	1.24	1.21
Ratio of net investment income
to average net assets	3.33	[c]	3.47	3.68	3.85	4.99	3.90
Portfolio Turnover Rate	15.24	[b]	21.89	54.88	56.17	70.29	99.04
Net Assets, end of period
($ x 1,000)	129,682		70,715	8,202	6,094	1,949	177

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is to seek total return (consisting of capital appreciation and income).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), an affiliate of BNY Mellon, serves as the fund’s sub-investment adviser.

On April 24-25, 2013, the Trust’s Board of Trustees (the “Board”) authorized the fund to offer Class Y shares, as a new class of shares, to certain investors, including certain institutional investors. Effective on or about July 1, 2013, Class Y shares will be offered at net asset value and will not be subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a Distribution Plan fee and/or Shareholder Services Plan fee. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or

18

Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange

20

contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	1,836,129	—	1,836,129
Equity Securities—
Domestic
Common Stocks†	92,790,104	—	—	92,790,104
Equity Securities—
Foreign
Common Stocks†	161,183,112	—	—	161,183,112
Mutual Funds	11,247,122	—	—	11,247,122
Preferred Stocks†	492,842	—	—	492,842
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	314,515	—	314,515
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(146,038)	—	(146,038)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

22

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2012	($)	Purchases ($)	Sales ($)	4/30/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	4,954,042		80,146,432	73,853,352	11,247,122		4.1

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

24

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2012 was as follows: ordinary income $1,830,236. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2013, the fund did not borrow under the Facilities.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus and the Trust, theTrust has agreed to pay Dreyfus a management fee computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus had contractually agreed, from November 1, 2012 through February 28, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded 1.25% of the value of the fund’s average daily net assets.Thereafter, Dreyfus has contractually agreed from March 1, 2013 through July 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (exclusive of certain expenses as described above) exceed 1.10% of the value of the fund’s average daily net assets. During the period ended April 30, 2013, there was no reduction in expenses.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Newton, Dreyfus pays Newton an annual fee of .41% of the value of the fund’s average daily net assets, payable monthly.

During the period ended April 30, 2013, the Distributor retained $60,105 from commissions earned on sales of the fund’s Class A shares and $14,035 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2013, Class C shares were charged $114,284, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided

26

may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2013, Class A and Class C shares were charged $91,907 and $38,094, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $5,106 for transfer agency services and $241 for cash management services. Cash management fees were partially offset by earnings credits of $43.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2013, the fund was charged $77,189 pursuant to the custody agreement.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $127 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2013, the fund was charged $4,497 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $180,937, Distribution Plan fees $24,669, Shareholder Services Plan fees $27,510, custodian fees $41,305, Chief Compliance Officer fees $3,054 and transfer agency fees $4,997.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short term securities and forward contracts, during the period ended April 30, 2013, amounted to $134,813,414 and $30,017,921, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

28

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2013:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring,
7/17/2013[a]	3,078,000	3,173,486	3,172,330	(1,156)
Brazilian Real,
Expiring:
5/2/2013 [b]	286,372	143,093	143,132	39
5/3/2013 [b]	197,397	98,257	98,662	405
British Pound,
Expiring:
5/1/2013 [c]	240,945	374,173	374,272	99
5/2/2013 [a]	125,159	193,962	194,415	453
Canadian Dollar,
Expiring:
5/1/2013 [a]	159,729	157,536	158,548	1,012
5/2/2013 [d]	50,480	49,917	50,107	190
South African Rand,
Expiring:
5/2/2013 [a]	2,801,433	308,304	312,190	3,886
5/3/2013 [a]	692,555	75,660	77,289	1,629
5/6/2013 [a]	546,263	60,194	60,875	681
5/7/2013 [a]	499,973	55,694	55,717	23

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
Australian Dollar,
Expiring,
7/17/2013 [a]	3,078,000	3,186,977	3,172,330	14,647
Brazilian Real,
Expiring,
6/14/2013 [a]	5,390,000	2,535,408	2,678,893	(143,485)
Euro,
Expiring,
8/16/2013 [a]	6,470,000	8,764,275	8,527,318	236,957
Polish Zloty,
Expiring,
5/6/2013 [a]	1,753,139	553,420	554,817	(1,397)
South African Rand,
Expiring,
6/14/2013 [a]	21,067,000	2,387,728	2,333,234	54,494
Gross Unrealized
Appreciation				314,515
Gross Unrealized
Depreciation				(146,038)

Counterparties:

a	UBS
b	Citigroup
c	Barclays Bank
d	Royal Bank of Scotland

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2013:

Average Market Value ($)
Forward contracts	14,697,401

At April 30, 2013, accumulated net unrealized appreciation on investments was $25,462,265, consisting of $27,686,678 gross unrealized appreciation and $2,224,413 gross unrealized depreciation.

At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

30

NOTE 5—Other:

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 13-14, 2013, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations,

32

including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, ranking in the first quartile of the Performance Universe for each of the various periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, and the fund’s actual management fee and total expenses was above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus had contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2013, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) did not exceed 1.25% of the fund’s average daily net assets. Dreyfus representatives informed the Board that the expense limitation would be extended until March 1, 2014.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

34

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered poten-

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

tial benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to

36

the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund	37

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
International
Bond Fund

SEMIANNUAL REPORT April 30, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
25	Statement of Financial Futures
25	Statement of Options Written
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
30	Financial Highlights
33	Notes to Financial Statements
55	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
International Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Bond Fund, covering the six-month period from November 1, 2012, through April 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International fixed-income markets generally produced mixed results over the past six months, as high-quality sovereign bonds lost a degree of value and higher yielding securities typically advanced amid improving global economic conditions. Indeed, by the reporting period’s end, the U.S. unemployment rate had fallen to its lowest level in four years, Europe appeared to contain the financial crisis that threatened some of its more peripheral countries, Japan embarked on a new economic course that cheered many investors, and key emerging markets engineered “soft landings” for their economies as previously torrid growth rates moderated. Many analysts attributed these broad-based economic gains to the aggressively accommodative monetary policies adopted by central banks worldwide, including the Federal Reserve Board, the Bank of Japan and the European Central Bank.

Our chief economist currently expects the global and U.S. economic recoveries to persist at a choppy and moderate pace over the next several months, but sees the potential for stronger growth to begin in the fall. Moreover, the United States generally is expected to remain in the lead in the global march toward better economic conditions, while Europe’s recovery from recession likely will be delayed as regional policymakers continue their efforts to resolve structural issues.As always, we encourage you to discuss our observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2012, through April 30, 2013, as provided by David Leduc, CFA, and Brendan Murphy, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2013, Dreyfus International Bond Fund’s Class A shares produced a total return of 0.45%, Class C shares returned 0.16% and Class I shares returned 0.64%.1 In comparison, the fund’s benchmark, the Barclays Global Aggregate ex-U.S. (Unhedged) Bond Index (the “Index”), produced a total return of –2.52% for the same period.2

Although the global bond market gained a degree of value as macroeconomic concerns eased, a strengthening U.S. dollar relative to most other major currencies eroded returns for U.S. investors. The fund produced higher returns than its unhedged benchmark, mainly due to the success of its currency strategies.

The Fund’s Investment Approach

The fund seeks to maximize total return through capital appreciation and income.To pursue its goal, the fund normally invests at least 80% of its net assets in fixed-income securities, and at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets.

Generally, the fund seeks to maintain investment-grade average credit quality. We focus on identifying undervalued government bond markets, currencies, sectors and securities. We look for fixed-income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features. We use fundamental economic research and quantitative analysis to allocate assets among countries and currencies.We then focus on sectors and individual securities that appear to be relatively undervalued.

Currency Effects Undermined Returns for U.S. Residents

A number of global macroeconomic worries eased during the reporting period in response to aggressively accommodative monetary policies from central banks around the world. Quantitative easing by the European Central Bank appeared to forestall a

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

more severe debt crisis affecting some of the European Union’s peripheral members, enabling yields of sovereign bonds to fall sharply in Spain, Italy, and Portugal.A newly elected government in Japan implemented economic policies designed to devalue the yen and boost export activity, helping to address longstanding deflationary pressures and economic stagnation. In the emerging markets, China seemed to avoid a hard landing for its slowing economy, and investors looked forward to more stimulative policies from new government leadership.The United States stood in the vanguard of the global recovery as the domestic unemployment rate continued to fall and housing markets improved.

While these developments generally supported international bond prices in local currency terms, the weakening of the yen, euro, and other major currencies against the U.S. dollar sent the Index into negative territory for U.S. residents. Corporate bonds and other higher yielding market sectors generally produced more robust results than higher quality sovereign bonds.

Currency Strategies Boosted Fund Results

The fund benefited over the reporting period from our attempts to protect its investments from adverse movements in currency exchange rates. We maintained underweighted exposure to the Japanese yen, helping to cushion the impact of sharply declining exchange rates against the U.S. dollar, and an overweighted position in the strengthening U.S. dollar magnified its favorable effects.We employed currency forward contracts and options to help establish the fund’s currency strategies.

Our security selection process also fared relatively well, particularly among sovereign bonds from Spain, Italy and Slovakia. In addition, overweighted exposure to higher yielding market sectors proved beneficial, including investment-grade corporate bonds, high yield securities, and emerging-markets securities. The fund’s corporate-backed holdings remained well diversified across countries and industry groups, and an emphasis on bonds rated BBB and BB helped enhance relative performance.

The fund’s interest rate strategies detracted mildly from the fund’s results compared to its benchmark when longer term bond yields declined.We maintained the fund’s average duration in a range that was slightly shorter than market averages, and we favored intermediate-term securities over their longer term counterparts.We used interest rate futures and swap options to set the fund’s interest rate positioning.

Finding Relative Values in International Markets

We have been encouraged by positive economic news in many markets, and we expect accommodative monetary policies to boost global growth further over the remainder of 2013. Interest rates are likely to stay near current low levels as long as inflationary pressures are muted and central banks remain accommodative.

In our analysis, these conditions, together with robust demand for higher yielding securities in a low interest rate environment, should be supportive of bond prices over the foreseeable future.Therefore, we have continued to favor investment-grade corporate debt, high yield securities, and emerging markets securities over sovereign bonds.We have maintained overweighted exposure to the U.S. dollar, but we also are looking for opportunities to establish positions in attractively valued currencies of fast-growing emerging markets. Finally, we have retained the fund’s mildly short average duration in response to richer valuations in some markets.

May 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivate held by the fund will not correlate with the underlying instruments or the fund’s other instruments.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: BARCLAYS BANK PLC — Reflects reinvestment of dividends and, where applicable, capital gain
distributions.The Barclays Global Aggregate ex-U.S. (Unhedged) Bond Index provides a broad-based measure of the global investment-grade fixed income markets. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Bond Fund from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.32	$8.69	$3.73
Ending value (after expenses)	$1,004.50	$1,001.60	$1,006.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.36	$8.75	$3.76
Ending value (after expenses)	$1,019.49	$1,016.12	$1,021.08

† Expenses are equal to the fund’s annualized expense ratio of 1.07% for Class A, 1.75% for Class C and .75%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—95.2%		Rate (%)	Date	Amount ($)[a]		Value ($)
Australia—2.8%
FMG Resources (August 2006),
Gtd. Notes		6.38	2/1/16	3,180,000	[b,c]	3,303,225
Queensland Treasury,
Gov’t Gtd. Bonds, Ser. 23	AUD	4.25	7/21/23	20,000,000		20,596,641
Queensland Treasury,
Gov’t Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	9,770,000		10,222,371
Queensland Treasury,
Gov’t Gtd. Notes, Ser. 21	AUD	6.00	6/14/21	15,160,000		18,162,815
SMART Trust,
Ser. 2011-1USA, Cl. A3B		1.05	10/14/14	2,191,353	[c,d]	2,195,432
						54,480,484
Austria—1.0%
Austrian Government,
Sr. Unscd. Notes	EUR	3.15	6/20/44	5,760,000	[c]	8,791,485
Austrian Government,
Sr. Unscd. Bonds	EUR	3.90	7/15/20	6,995,000	[c]	11,044,957
						19,836,442
Belgium—1.1%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	125,000		319,575
Belgium Government,
Sr. Unscd. Notes, Ser. 65	EUR	4.25	9/28/22	14,000,000		22,350,072
						22,669,647
Brazil—1.1%
Andrade Gutierrez Internacional,
Gtd. Notes		4.00	4/30/18	6,335,000	[c]	6,366,675
Brazil Nota do Tesouro Nacional,
Bonds, Ser. B	BRL	6.00	8/15/14	5,700,000	[e]	6,840,493
Odebrecht Finance,
Gtd. Notes		4.38	4/25/25	3,705,000	[c]	3,677,212
Odebrecht Finance,
Gtd. Notes	BRL	8.25	4/25/18	5,700,000	[c]	2,924,599
Tonon Bioenergia,
Sr. Unscd. Notes		9.25	1/24/20	1,500,000	[b,c]	1,563,750
						21,372,729

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Canada—6.8%
Barrick Gold,
Sr. Unscd. Notes		2.50	5/1/18	2,855,000	[b,c]	2,871,982
Barrick Gold,
Sr. Unscd. Notes		4.10	5/1/23	4,760,000	[c]	4,779,402
Barrick Gold,
Sr. Unscd. Notes		3.85	4/1/22	9,515,000		9,571,909
Bombardier,
Sr. Unscd. Notes	EUR	6.13	5/15/21	2,740,000	[c]	3,928,694
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2012-1A, Cl. A2	CAD	2.03	8/17/15	3,297,117	[c]	3,286,579
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	10,730,000	[c]	10,848,648
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2011-1A, Cl. A2	CAD	2.63	8/17/14	4,729,253	[c]	4,706,392
CIT Canada Equipment
Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	8,595,000	[c]	8,573,501
CNH Capital Canada
Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	9,617,280	[c]	9,640,477
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	3,605,285	[c]	3,590,791
Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	8,400,000		8,384,325
Ford Auto Securitization Trust,
Ser. 2011-R1A, Cl. A2	CAD	2.43	11/15/14	2,378,903	[c]	2,367,167
Ford Auto Securitization Trust,
Ser. 2010-R3A, Cl. A3	CAD	2.71	9/15/15	2,290,000	[c]	2,298,979
MEG Energy,
Gtd. Notes		6.38	1/30/23	3,875,000	[c]	4,107,500
Province of British Columbia,
Sr. Unscd. Bonds	CAD	2.70	12/18/22	26,250,000		26,615,825
Province of Ontario Canada,
Bonds	CAD	4.40	3/8/16	18,145,000		19,563,892
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	3,190,000		4,085,619

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Canada (continued)
Videotron,
Gtd. Notes		5.00	7/15/22	4,040,000		4,181,400
						133,403,082
Chile—1.8%
Banco Santander Chile,
Sr. Unscd. Notes		3.88	9/20/22	2,900,000	[c]	2,975,980
Cencosud,
Gtd. Notes		4.88	1/20/23	3,100,000	[c]	3,224,307
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	6,062,000,000		13,718,823
CODELCO,
Sr. Unscd. Notes		3.88	11/3/21	3,740,000	[c]	4,047,738
Empresa
Nacional de Petroleo,
Sr. Unscd. Notes		4.75	12/6/21	3,675,000	[c]	3,918,065
SACI Falabella,
Sr. Unscd. Notes		3.75	4/30/23	3,165,000	[c]	3,179,243
Telefonica Chile,
Sr. Unscd. Notes		3.88	10/12/22	3,750,000	[c]	3,716,160
						34,780,316
China—.5%
Baidu,
Sr. Unscd. Notes		3.50	11/28/22	3,450,000		3,488,150
Country Garden Holdings,
Gtd. Notes		7.50	1/10/23	2,000,000	[c]	2,095,000
Kaisa Group Holdings,
Sr. Unscd. Notes		8.88	3/19/18	4,810,000	[b,c]	5,146,700
						10,729,850
Colombia—.3%
Banco de Bogota,
Sub. Notes		5.38	2/19/23	2,525,000	[b,c]	2,656,300
Bancolombia,
Sub. Notes		5.13	9/11/22	3,150,000		3,233,475
						5,889,775
Denmark—3.0%
Danish Government,
Bonds	DKK	0.10	11/15/23	305,400,000	[f]	58,259,733

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
France—2.8%
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	6,740,000	[d]	9,116,952
AXA,
Jr. Sub. Notes	EUR	6.21	10/29/49	1,400,000	[d]	1,891,616
BNP Paribas,
Sr. Unscd. Notes		3.25	3/3/23	9,790,000		9,888,517
Electricite de France,
Sr. Sub. Notes	EUR	5.38	12/29/49	2,600,000	[d]	3,633,734
French Government,
Bonds	EUR	3.25	10/25/21	6,435,000		9,698,441
Societe Generale,
Bank Gtd. Notes		2.75	10/12/17	17,550,000	[b]	18,240,996
Veolia Environnement,
Jr. Sub. Notes	EUR	4.45	1/29/49	2,700,000	[d]	3,546,841
						56,017,097
Germany—1.4%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	6,700,000	[d]	10,211,471
Conti-Gummi Finance,
Sr. Scd. Bonds	EUR	7.13	10/15/18	3,850,000	[c]	5,360,532
German Government,
Bonds	EUR	2.00	1/4/22	3,465,000		4,948,521
KFW,
Gov’t Gtd. Notes	JPY	2.05	2/16/26	3,000,000		35,572
Techem,
Sr. Scd. Notes	EUR	6.13	10/1/19	1,760,000	[c]	2,533,391
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	2,545,000	[c]	3,682,613
						26,772,100
Iceland—.9%
Iceland Government,
Unscd. Notes		4.88	6/16/16	12,355,000		13,177,176
Iceland Government,
Unscd. Notes		5.88	5/11/22	4,175,000		4,829,022
						18,006,198
India—.5%
State Bank India,
Sr. Unscd. Notes		3.25	4/18/18	9,150,000	[b,c]	9,185,319

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Indonesia—.0%
Indo Energy Finance II,
Gtd. Notes		6.38	1/24/23	800,000	[b,c]	816,960
Ireland—3.6%
Ardagh Packaging Finance,
Sr. Scd. Notes		4.88	11/15/22	1,000,000	[c]	1,025,000
Ardagh Packaging Finance,
Sr. Scd. Notes	EUR	7.38	10/15/17	1,620,000		2,336,138
Bank of Ireland,
Gov’t Gtd. Notes	EUR	4.00	1/28/15	14,000,000		19,195,227
Irish Government,
Bonds	EUR	3.90	3/20/23	15,500,000		21,201,582
Irish Government,
Bonds	EUR	5.50	10/18/17	13,850,000		20,802,451
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	5.13	9/15/18	1,565,000	[c]	2,198,354
Smurfit Kappa Acquistions,
Sr. Scd. Notes	EUR	7.75	11/15/19	2,545,000	[c]	3,705,907
						70,464,659
Italy—9.6%
Enel Finance
International,
Gtd. Notes		5.13	10/7/19	1,950,000	[c]	2,124,287
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	5,950,000		8,601,387
Intesa Sanpaolo,
Unscd. Notes		3.88	1/16/18	19,300,000		19,333,717
Italian Government,
Treasury Bonds	EUR	4.75	6/1/17	54,490,000		77,928,744
Italian Government,
Treasury Bonds	EUR	4.75	9/1/21	12,655,000		18,175,948
Italian Government,
Treasury Bonds	EUR	5.50	9/1/22	14,050,000		20,942,795
Italian Government,
Treasury Bonds	EUR	6.50	11/1/27	17,450,000		28,395,886
Telecom Italia,
Sr. Unscd. Notes	EUR	8.25	3/21/16	1,100,000		1,704,471
Telecom Italia,
Sr. Unscd. Notes	EUR	4.00	1/21/20	2,300,000		3,127,864

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Italy (continued)
Telecom Italia,
Sr. Unscd. Notes	GBP	7.38	12/15/17	4,850,000		8,744,239
						189,079,338
Japan—2.1%
Development Bank of Japan,
Gov’t Gtd. Notes	JPY	1.05	6/20/23	34,000,000		363,624
Development Bank of Japan,
Gov’t Gtd. Bonds	JPY	1.70	9/20/22	24,000,000		270,439
Japan Finance Organization
for Municipalities,
Gov’t Gtd. Notes	JPY	1.35	11/26/13	11,000,000		113,610
Japanese Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	239,150,000		2,544,239
Japanese Government,
Sr. Unscd. Bonds Ser. 25	JPY	2.30	12/20/36	2,628,700,000		31,034,462
Japanese Government,
Sr. Unscd. Bonds Ser. 108	JPY	1.90	12/20/28	332,500,000		3,788,409
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	210,000,000	[g]	2,338,483
						40,453,266
Kazakhstan—.7%
Development Bank of Kazakhstan,
Sr. Unscd. Notes		4.13	12/10/22	3,950,000	[c]	3,912,475
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	5,500,000	[c]	6,531,250
KazMunayGas National,
Sr. Unscd. Notes		4.40	4/30/23	3,150,000	[c]	3,171,483
						13,615,208
Luxembourg—.2%
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	3,775,000	[c]	3,968,469
Malaysia—.3%
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0409	MYR	3.74	2/27/15	15,250,000		5,084,493
Mexico—1.5%
Comision Federal de Electricidad,
Sr. Unscd. Notes		5.75	2/14/42	3,725,000	[c]	4,227,875

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Mexico (continued)
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/10/21	87,550,000		8,257,826
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	119,800,000		14,306,127
Mexichem,
Sr. Unscd. Notes		4.88	9/19/22	2,300,000	[c]	2,507,000
						29,298,828
Netherlands—3.1%
ABN AMRO Bank,
Sr. Unscd. Notes		4.25	2/2/17	7,300,000	[c]	8,038,687
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	1,300,000		1,897,257
ELM,
Jr. Sub. Notes	EUR	5.25	5/29/49	7,100,000	[d]	9,614,561
Heineken,
Sr. Unscd. Notes		0.80	10/1/15	5,600,000	[c]	5,608,546
ING Bank,
Covered Notes	EUR	3.63	8/31/21	1,905,000		2,933,704
Rabobank Nederland,
Sr. Unscd. Notes		1.70	3/19/18	6,925,000		6,985,628
Rabobank Nederland,
Sub. Notes	EUR	3.75	11/9/20	3,350,000		4,754,138
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	5,100,000		7,304,922
Repsol I
nternational Finance,
Gtd. Notes	EUR	4.38	2/20/18	3,600,000		5,211,777
Repsol International Finance,
Gtd. Notes	EUR	4.88	2/19/19	3,200,000	[b]	4,777,702
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	2,590,000	[b,c]	3,726,410
						60,853,332
Nigeria—1.0%
Nigerian Government,
Treasury Bills	NGN	0.00	8/22/13	1,650,000,000	[i]	10,092,987
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	1/9/14	1,680,000,000	[i]	9,867,023
						19,960,010

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Norway—1.0%
DNB Boligkreditt,
Covered Bonds		2.90	3/2917	4,470,000	[c]	4,754,596
DNB Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	4,920,000		7,141,843
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	16,000,000		3,177,059
Statoil,
Gtd. Notes		4.25	11/23/41	4,895,000		5,324,370
						20,397,868
Peru—1.5%
BBVA Banco Continental,
Sr. Unscd. Notes		5.00	8/26/22	550,000	[c]	583,000
Cia Minera Milpo,
Sr. Unscd. Notes		4.63	3/28/23	5,485,000	[b,c]	5,580,987
Corp Financiera de Desarrollo,
Sr. Unscd. Notes		4.75	2/8/22	2,355,000	[c]	2,558,707
Gas Natural de Lima y Callao
Sr. Unscd. Notes		4.38	4/1/23	5,500,000	[b,c]	5,582,500
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	31,234,000	[c]	14,749,586
						29,054,780
Philippines—.5%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	22,000,000		601,312
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	291,000,000		9,271,086
						9,872,398
Poland—2.3%
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	7,120,000		8,330,756
Polish Government,
Bonds, Ser. 414	PLN	5.75	4/25/14	115,700,000		37,713,693
						46,044,449
Portugal—2.7%
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.35	10/16/17	41,100,000		54,221,386

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Russia—.4%
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	105,000,000	[c]	3,434,883
Vnesheconombank,
Sr. Unscd. Notes	EUR	4.03	2/21/23	3,125,000		4,142,221
						7,577,104
Slovakia—4.1%
Slovakian Government,
Sr. Unscd. Notes		4.38	5/21/22	26,650,000	[c]	29,353,909
Slovakian Government,
Bonds, Ser. 225	EUR	3.00	2/28/23	33,675,000	[b]	46,229,562
Slovakian Government,
Bonds, Ser. 214	EUR	4.00	4/27/20	1,050,000		1,580,026
Slovakian Government,
Bonds, Ser. 216	EUR	4.35	10/14/25	2,490,000		3,718,522
						80,882,019
South Africa—2.3%
Sasol Financing International,
Gtd. Notes		4.50	11/14/22	4,550,000		4,687,638
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	180,300,000		17,263,712
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	178,495,000		19,335,344
Transnet SOC,
Sr. Unscd. Notes		4.00	7/26/22	3,410,000	[c]	3,404,987
						44,691,681
South Korea—.9%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	100,000		132,207
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	9,560,000		9,748,437
Korea Resources,
Sr. Unscd. Notes		2.13	5/2/18	7,100,000	[c]	7,071,955
						16,952,599
Spain—7.7%
Banco Bilbao Vizcaya Argentaria,
Covered Notes	EUR	3.88	1/30/23	3,100,000	[b]	4,343,719

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Spain (continued)
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	10,500,000		14,878,699
BBVA Senior Finance,
Bank Gtd. Notes	EUR	3.75	1/17/18	4,200,000		5,684,041
BBVA US Senior,
Bank Gtd. Notes		4.66	10/9/15	9,400,000		9,774,111
Gas Natural Capital Markets,
Gtd. Notes	EUR	6.00	1/27/20	6,300,000		9,856,874
Iberdrola Finanzas,
Gtd. Notes	EUR	3.50	10/13/16	8,000,000		11,224,000
Iberdrola International,
Gtd. Notes	EUR	4.50	9/21/17	1,700,000		2,469,185
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	3,900,000	[b,d]	5,301,746
Santander International Debt,
Bank Gtd. Notes	EUR	4.00	3/27/17	10,200,000		14,098,092
Spanish Government,
Bonds	EUR	3.40	4/30/14	10,730,000		14,516,651
Spanish Government,
Bonds	EUR	4.50	1/31/18	21,000,000		29,602,939
Spanish Government,
Bonds	EUR	4.70	7/30/41	7,000,000		9,192,657
Spanish Government,
Bonds	EUR	5.85	1/31/22	2,020,000		3,029,960
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	2,300,000	[b]	3,179,848
Telefonica Emisiones,
Gtd. Notes	GBP	5.38	2/2/18	8,000,000		13,694,729
						150,847,251
Supranational—1.3%
Asian Development Bank,
Sr. Unscd. Notes	CNY	2.85	10/21/20	25,000,000		4,056,375
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	3,835,000		4,090,933
Eurasian Development Bank,
Sr. Unscd. Notes		4.77	9/20/22	3,310,000	[c]	3,393,577
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000		414,815

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Supranational (continued)
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	12,500,000		13,001,374
						24,957,074
Sweden—2.6%
Stadshypotek,
Covered Bonds	EUR	3.00	10/1/14	3,675,000		5,028,472
Swedish Government,
Bonds, Ser. 3108	SEK	0.25	6/1/22	295,490,000	[h]	47,016,788
						52,045,260
Switzerland—.9%
Credit Suisse,
Covered Bonds		2.60	5/27/16	5,135,000	[c]	5,430,006
Credit Suisse,
Covered Notes	EUR	2.13	1/18/17	5,600,000		7,810,921
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	4,575,000	[c]	5,381,586
						18,622,513
Thailand—.3%
Bangkok Bank,
Sr. Unscd. Notes		2.75	3/27/18	3,845,000	[c]	3,993,052
Thai Oil,
Sr. Unscd. Notes		3.63	1/23/23	2,530,000	[c]	2,584,096
						6,577,148
Turkey—.1%
Export Credit Bank of Turkey,
Sr. Unscd. Notes		5.88	4/24/19	1,870,000		2,129,463
United Kingdom—8.1%
Abbey National
Treasury Services,
Covered Bonds	EUR	3.63	9/8/17	5,400,000		7,835,124
ArcelorMittal,
Sr. Unscd. Notes		6.75	2/25/22	8,940,000	[d]	9,822,494
ArcelorMittal,
Sr. Unscd. Notes	EUR	5.88	11/17/17	1,685,000	[b,d]	2,410,049
Barclays Bank,
Covered Notes	EUR	2.13	9/8/15	5,505,000		7,430,739

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom (continued)
BP Capital Markets,
Gtd. Notes		2.25	11/1/16	1,655,000		1,725,581
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	3,143,606		4,910,675
GlaxoSmithKline Capital,
Gtd. Notes		0.75	5/8/15	7,535,000		7,576,329
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	0.92	2/15/17	4,785,000	[c,d]	6,357,383
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	3,050,000		4,864,544
INEOS Finance,
Sr. Scd. Notes		7.50	5/1/20	2,435,000	[c]	2,733,287
INEOS Finance,
Sr. Scd. Bonds		8.38	2/15/19	680,000	[c]	769,250
Lloyds TSB Bank,
Bank Gtd. Notes		6.50	9/14/20	2,115,000	[b,c]	2,420,247
Lloyds TSB Bank,
Covered Notes	EUR	3.38	3/17/16	4,500,000		6,264,478
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	1,500,000		2,363,792
Lloyds TSB Bank,
Sub. Notes	EUR	6.50	3/24/20	2,050,000		3,185,771
Nationwide Building Society,
Covered Notes	EUR	2.88	9/14/15	5,405,000		7,538,250
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.48	9/15/39	8,204,162	[c,d]	7,209,071
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	1,745,000		2,436,483
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/21	6,350,000		9,919,365
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	4.75	5/18/16	2,250,000		3,302,637
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	3,660,000	[d]	4,347,908
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	19,815,000		38,080,184
United Kingdom Gilt,
Unscd. Bonds	GBP	4.25	12/7/40	8,440,000		16,268,930
						159,772,571

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States—12.1%
Ally Financial,
Gtd. Notes		4.50	2/11/14	990,000		1,014,750
Ally Financial,
Gtd. Notes		5.50	2/15/17	5,440,000		5,954,635
Ally Master Owner Trust,
Ser. 2011-5, Cl. A		0.85	6/15/15	5,965,000	[d]	5,967,556
American
International Group,
Sr. Unscd. Notes		4.88	6/1/22	3,755,000		4,333,368
ARL First,
Ser. 2012-1A, Cl. A1		1.95	12/15/42	4,495,235	[c,d]	4,585,140
Bank of America,
Sr. Unscd. Notes		3.88	3/22/17	6,925,000		7,477,324
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	355,000		509,671
Capital Auto Receivables
Asset Trust,
Ser. 2013-1, Cl. D		2.19	9/20/21	1,950,000		1,966,231
Capital One Financial,
Sr. Unscd. Notes		1.00	11/6/15	6,360,000		6,346,498
Carrington
Mortgage Loan Trust,
Ser. 2006-RFC1, Cl. A3		0.35	5/25/36	4,401,899	[d]	4,084,326
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D		3.52	8/8/16	2,752,344		2,753,083
CIT Group,
Sr. Unscd. Notes		4.25	8/15/17	2,980,000		3,169,975
CIT Group,
Sr. Unscd. Notes		5.00	5/15/17	3,625,000		3,969,375
Citigroup,
Sub. Notes		4.05	7/30/22	1,990,000		2,072,519
Citigroup,
Sr. Unscd. Notes		2.65	3/2/15	2,140,000		2,204,427
Comcast,
Gtd. Notes		5.90	3/15/16	950,000		1,086,649
Commercial Mortgage
Pass Through Certificates,
Ser. 2013-CR6, Cl. B		3.40	3/10/46	2,440,000	[c]	2,506,197

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Commercial Mortgage
Pass Through Certificates,
Ser. 2013-WWP, Cl. B		3.73	3/10/31	5,200,000	[c]	5,458,632
Commercial Mortgage
Pass Through Certificates,
Ser. 2013-CR6, Cl. C		3.78	3/10/46	1,700,000	[c,d]	1,729,734
DaVita HealthCare Partners,
Gtd. Notes		5.75	8/15/22	765,000		818,550
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	181,000		193,863
Exelon Generation,
Sr. Unscd. Notes		4.25	6/15/22	8,400,000		8,969,008
Express Scripts Holding
Gtd. Notes		2.10	2/12/15	3,655,000		3,734,255
Ford Motor Credit,
Sr. Unscd. Notes		3.00	6/12/17	3,410,000		3,537,930
Ford Motor Credit,
Sr. Unscd. Notes		3.88	1/15/15	4,675,000		4,866,544
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		3.55	3/1/22	1,990,000		1,994,428
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		5.45	3/15/43	6,550,000	[c]	6,669,171
General Electric Capital,
Sub. Notes		5.30	2/11/21	1,950,000		2,269,061
Hawk Acquisition,
Scd. Notes		4.25	10/15/20	9,650,000	[c]	9,794,750
Hyundai Capital America,
Gtd. Notes		4.00	6/8/17	3,100,000	[c]	3,336,604
JPMorgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	6,350,000	[d]	8,880,107
Lamar Media,
Gtd. Notes		5.88	2/1/22	2,325,000		2,554,594
LB-UBS Commercial
Mortgage Trust,
Ser. 2007-C7, Cl. AJ		6.48	9/15/45	3,110,000	[d]	3,013,071
Lynx I,
Sr. Scd. Notes	GBP	6.00	4/15/21	5,625,000	[c]	9,250,926
LyondellBasell Industries,
Sr. Unscd. Notes		5.00	4/15/19	3,225,000		3,679,789
Metropolitan Life Global Funding I,
Sr. Scd. Notes		2.00	1/9/15	3,485,000	[c]	3,555,596

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	3,570,000		4,096,575
Morgan Stanley Bank of
America Merrill Lynch Trust,
Ser. 2013-C7, Cl. B	3.77	2/15/46	2,355,000		2,539,213
Morgan Stanley Bank of
America Merrill Lynch Trust,
Ser. 2013-C8, Cl. B	3.81	12/15/48	2,195,000	[d]	2,288,286
Morgan Stanley Bank of
America Merrill Lynch Trust,
Ser. 2013-C8, Cl. C	4.31	12/15/48	1,885,000	[d]	2,010,536
PepsiCo,
Sr. Unscd. Notes	0.80	8/25/14	3,900,000		3,921,091
Prudential Financial,
Notes	5.38	6/21/20	1,100,000		1,306,205
Puget Energy,
Sr. Scd. Notes	6.00	9/1/21	980,000		1,130,489
Santander Drive
Auto Receivables Trust,
Ser. 2010-1, Cl. A3	1.84	11/17/14	1,183,044		1,189,374
Santander Drive
Auto Receivables Trust,
Ser. 2012-1, Cl. B	2.72	5/15/16	1,215,000		1,244,319
Sealed Air,
Gtd. Notes	6.50	12/1/20	1,565,000	[b,c]	1,756,713
SLM,
Sr. Unscd. Notes	7.25	1/25/22	4,930,000		5,509,275
Southern Copper,
Sr. Unscd. Notes	3.50	11/8/22	1,340,000		1,347,233
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A	2.58	9/15/21	9,500,000	[c]	9,514,839
Staples,
Sr. Unscd. Notes	4.38	1/12/23	6,785,000	[b]	7,075,744
Structured Asset
Securities Corp. Mortgage
Pass-through Certificates,
Ser. 2004-11XS, Cl. 1A5A	6.25	6/25/34	4,285,000	[d]	4,342,863
Structured Asset
Securities Corp.
Mortgage Loan Trust,
Ser. 2006-AM1, Cl. A4	0.36	4/25/36	5,057,839	[d]	4,649,218

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
UBS-Barclays Commercial
Mortgage Trust,
Ser. 2013-C5, Cl. B		3.65	3/10/46	2,215,000	[c,d]	2,346,556
UBS-Barclays Commercial
Mortgage Trust,
Ser. 2013-C5, Cl. C		4.23	3/10/46	1,700,000	[c,d]	1,809,579
Unit,
Gtd. Notes		6.63	5/15/21	3,955,000		4,251,625
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	3,175,000	[c]	3,500,438
Ventas Realty,
Gtd. Notes		4.25	3/1/22	1,625,000		1,777,614
Wachovia Bank
Commercial Mortgage Trust,
Ser. 2006-C29, Cl. AJ		5.37	11/15/48	4,940,000	[d]	4,659,944
Wells Fargo & Co.
Sr. Unscd. Notes		2.63	12/15/16	6,025,000		6,355,803
WF-RBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. B		3.71	3/15/45	1,780,000	[d]	1,875,987
WF-RBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. C		4.27	3/15/45	1,855,000	[d]	1,978,235
WM Covered Bond Program,
Covered Notes	EUR	4.00	11/26/16	510,000		746,544
WM Wrigley Jr.,
Sr. Scd. Notes		3.70	6/30/14	2,595,000	[c]	2,680,474
Xerox,
Sr. Unscd. Notes		1.11	5/16/14	1,070,000	[d]	1,068,838
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs		6.50	5/9/67	6,785,000	[c,d]	7,293,875
						238,575,822
Venezuela—.3%
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	7,100,000		6,887,000
Total Bonds And Notes
(cost $1,783,882,317)						1,875,105,721

	Face Amount
	Covered by
Options Purchased—.5%	Contracts ($)		Value ($)
Call Options—.1%
10-Year USD LIBOR-BBA,
June 2013 @ $1.89	92,400,000	[j]	665,235
Australian Dollar,
May 2013 @ $0.98	9,000,000	[j]	0
Australian Dollar,
September @ $1.01	38,300,000	[j]	504,564
Euro,
June 2013 @ $1.31	46,200,000	[j]	403,559
Euro,
October 2013 @ $1.31	39,000,000	[j]	741,386
			2,314,744
Put Options—.4%
3-Month USD LIBOR BBA,
March 2023 @ $4.50	94,970,000	[j]	5,809,695
Euro,
October 2013 @ $1.31	39,000,000	[j]	1,144,948
			6,954,643
Total Options
(cost $12,522,005)			9,269,387
	Principal
Short-Term Investments—1.4%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.09%, 7/25/13
(cost $28,485,902)	28,492,000	[k]	28,488,809

Other Investment—.2%	Shares		Value ($)
Registered
Investment Company;
Dreyfus
Institutional Preferred
Plus Money Market Fund
(cost $3,333,336)	3,333,336	[l]	3,333,336

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—3.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $63,202,180)	63,202,180 [l]	63,202,180
Total Investments (cost $1,891,425,740)	100.5%	1,979,399,433
Liabilities, Less Cash and Receivables	(.5%)	(9,117,531)
Net Assets	100.0%	1,970,281,902

BBA—British Bankers Association
LIBOR—London Interbank Offered Rate
USD—U.S. Dollar

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNY—ChineseYuan Renminbi
DKK—Danish Krone
EUR—Euro
GBP—British Pound
JPY—JapaneseYen
MYR—Malaysian Ringgit
MXN—Mexican New Peso
NGN—Nigerian Naira
NOK—Norwegian Krone
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
ZAR—South African Rand
b Security, or portion thereof, on loan.At April 30, 2013, the value of the fund’s securities on loan was $71,331,144 and the value of the collateral held by the fund was $73,803,180, consisting of cash collateral of $63,202,180 and
U.S. Government & Agency securities valued at $10,601,000.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2013, these securities were valued at $397,287,387 or 20.2% of net assets.
d Variable rate security—interest rate subject to periodic change.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Danish Consumer Price Index.
g Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
h Principal amount for accrual purposes is periodically adjusted based on changes in the Swedish Consumer Price Index.
i Security issued with a zero coupon. Income is recognized through the accretion of discount.
j Non-income producing security.
k Held by or on behalf of a counterparty for open financial futures positions.
l Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Non-U.S. Government	53.6	Cash & Equivalents	3.4
Corporate-Investment Grade	22.2	U.S. Government	1.4
Securitized	12.4	Options Purchased	.5
Corporate-High Yield	7.0		100.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

April 30, 2013 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2013 ($)
Financial Futures Long
Canadian 10 Year Bonds	313	42,483,121	June 2013	1,236,228
Japanese 10 Year Bonds	103	152,706,468	June 2013	(347,088)
Long Gilt	539	100,479,037	June 2013	2,442,165
U.S. Treasury Long Bonds	235	34,868,125	June 2013	175,874
Financial Futures Short
Australian 10 Year Bonds	197	(25,512,125)	June 2013	(242,872)
Euro-Bobl	121	(20,194,553)	June 2013	2,837
U.S. Treasury 5 Year Notes	70	(8,724,844)	June 2013	(6,073)
U.S. Treasury 10 Year Notes	688	(91,751,250)	June 2013	(650,817)
U.S. Treasury Ultra Long Bonds	148	(24,322,875)	June 2013	(929,921)
Gross Unrealized Appreciation				3,857,104
Gross Unrealized Depreciation				(2,176,771)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
April 30, 2013 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Put Options:
3-Month USD LIBOR-BBA,
March 2015 @ $3.75
(premiums received $2,922,701)	94,970,000	[a]	(1,794,829)

BBA—British Bankers Association
LIBOR—London Interbank Offered Rate
USD—U.S. Dollar
a Non-income producing security.
See notes to financial statements.

The Fund	25

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $71,331,144)—Note 1(c):
Unaffiliated issuers		1,824,890,224	1,912,863,917
Affiliated issuers		66,535,516	66,535,516
Cash			529,124
Cash denominated in foreign currencies		17,014,299	17,162,159
Receivable for investment securities sold			72,410,227
Dividends, interest and securities lending income receivable			20,772,931
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			7,333,736
Unrealized appreciation on swap contracts—Note 4			3,863,675
Receivable for shares of Beneficial Interest subscribed			3,861,348
Prepaid expenses			125,155
			2,105,457,788
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			1,456,989
Liability for securities on loan—Note 1(c)			63,202,180
Payable for investment securities purchased			52,976,649
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			7,235,163
Unrealized depreciation on swap contracts—Note 4			4,980,657
Payable for shares of Beneficial Interest redeemed			2,984,775
Outstanding options written, at value (premiums received
$2,922,701)—See Statement of Options Written—Note 4			1,794,829
Payable for futures variation margin—Note 4			178,564
Accrued expenses			366,080
			135,175,886
Net Assets ($)			1,970,281,902
Composition of Net Assets ($):
Paid-in capital			1,897,517,712
Accumulated undistributed investment income—net			11,496,052
Accumulated net realized gain (loss) on investments			(28,653,957)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions
(including $1,680,333 net unrealized appreciation on financial futures)			89,922,095
Net Assets ($)			1,970,281,902

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	719,057,189	201,972,035	1,049,252,678
Shares Outstanding	41,966,784	12,051,471	60,818,041
Net Asset Value Per Share ($)	17.13	16.76	17.25

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2013 (Unaudited)

Investment Income ($):
Income:
Interest	31,994,592
Income from securities lending—Note 1(c)	107,481
Dividends;
Affiliated issuers	10,647
Total Income	32,112,720
Expenses:
Management fee—Note 3(a)	5,647,495
Shareholder servicing costs—Note 3(c)	2,241,780
Distribution fees—Note 3(b)	753,823
Custodian fees—Note 3(c)	181,100
Registration fees	92,985
Prospectus and shareholders’ reports	92,571
Trustees’ fees and expenses—Note 3(d)	62,482
Professional fees	25,256
Loan commitment fees—Note 2	7,137
Miscellaneous	63,887
Total Expenses	9,168,516
Less—reduction in fees due to earnings credits—Note 3(c)	(869)
Net Expenses	9,167,647
Investment Income—Net	22,945,073
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	23,356,757
Net realized gain (loss) on options transactions	(270,711)
Net realized gain (loss) on financial futures	199,030
Net realized gain (loss) on swap transactions	(365,459)
Net realized gain (loss) on forward foreign currency exchange contracts	(50,484,587)
Net Realized Gain (Loss)	(27,564,970)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	16,364,962
Net unrealized appreciation (depreciation) on options transactions	(2,124,746)
Net unrealized appreciation (depreciation) on financial futures	1,499,696
Net unrealized appreciation (depreciation) on swap transactions	(1,111,980)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	14,286
Net Unrealized Appreciation (Depreciation)	14,642,218
Net Realized and Unrealized Gain (Loss) on Investments	(12,922,752)
Net Increase in Net Assets Resulting from Operations	10,022,321

See notes to financial statements.

The Fund	27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Operations ($):
Investment income—net	22,945,073	31,283,311
Net realized gain (loss) on investments	(27,564,970)	26,222,771
Net unrealized appreciation
(depreciation) on investments	14,642,218	40,732,328
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,022,321	98,238,410
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(8,488,070)	(7,018,864)
Class C Shares	(1,909,014)	(1,153,370)
Class I Shares	(12,159,017)	(9,302,141)
Net realized gain on investments:
Class A Shares	(8,813,225)	(6,735,315)
Class C Shares	(2,590,934)	(1,728,665)
Class I Shares	(11,832,504)	(5,313,094)
Total Dividends	(45,792,764)	(31,251,449)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	185,676,681	380,634,828
Class C Shares	32,752,681	79,126,186
Class I Shares	336,995,848	679,943,739
Dividends reinvested:
Class A Shares	16,265,115	12,959,753
Class C Shares	3,301,876	2,004,247
Class I Shares	17,176,693	9,721,577
Cost of shares redeemed:
Class A Shares	(152,080,983)	(346,751,696)
Class C Shares	(28,655,661)	(46,725,916)
Class I Shares	(222,399,134)	(258,772,277)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	189,033,116	512,140,441
Total Increase (Decrease) in Net Assets	153,262,673	579,127,402
Net Assets ($):
Beginning of Period	1,817,019,229	1,237,891,827
End of Period	1,970,281,902	1,817,019,229
Undistributed investment income—net	11,496,052	11,107,080

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Capital Share Transactions:
Class A
Shares sold	10,827,175	22,762,243
Shares issued for dividends reinvested	942,292	787,986
Shares redeemed	(8,907,642)	(20,780,098)
Net Increase (Decrease) in Shares Outstanding	2,861,825	2,770,131
Class C
Shares sold	1,950,033	4,828,610
Shares issued for dividends reinvested	195,222	124,605
Shares redeemed	(1,714,951)	(2,846,777)
Net Increase (Decrease) in Shares Outstanding	430,304	2,106,438
Class I
Shares sold	19,597,676	40,368,812
Shares issued for dividends reinvested	989,533	585,476
Shares redeemed	(12,947,153)	(15,422,732)
Net Increase (Decrease) in Shares Outstanding	7,640,056	25,531,556

See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2013				Year Ended October 31,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	17.48		16.85	17.62	16.25	13.20	13.77
Investment Operations:
Investment income—net[a]	.20		.34	.40	.50	.46	.45
Net realized and unrealized
gain (loss) on investments	(.12)		.65	(.17)	1.42	3.30	(.28)
Total from Investment Operations	.08		.99	.23	1.92	3.76	.17
Distributions:
Dividends from
investment income—net	(.21)		(.19)	(.43)	(.35)	(.71)	(.39)
Dividends from net realized
gain on investments	(.22)		(.17)	(.57)	(.20)	—	(.35)
Total Distributions	(.43)		(.36)	(1.00)	(.55)	(.71)	(.74)
Net asset value, end of period	17.13		17.48	16.85	17.62	16.25	13.20
Total Return (%)[b]	.45	[c]	6.04	1.65	12.11	29.42	1.21
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.07	[d]	1.02	1.01	1.09	1.25	1.47
Ratio of net expenses
to average net assets	1.07	[d]	1.02	1.01	1.09	1.08	1.10
Ratio of net investment income
to average net assets	2.34	[d]	2.02	2.38	3.06	3.27	3.22
Portfolio Turnover Rate	76.46	[c]	192.50	213.45	153.71	159.32[e] 168.59[e]
Net Assets, end of period
($ x 1,000)	719,057		683,387	612,236	374,363	186,456	37,076

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2009 and
2008 were 144.34% and 152.77%, respectively.

See notes to financial statements.

Six Months Ended
April 30, 2013				Year Ended October 31,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	17.11		16.54	17.32	16.05	13.08	13.70
Investment Operations:
Investment income—net[a]	.14		.21	.27	.37	.36	.34
Net realized and unrealized
gain (loss) on investments	(.11)		.64	(.16)	1.39	3.26	(.28)
Total from Investment Operations	.03		.85	.11	1.76	3.62	.06
Distributions:
Dividends from
investment income—net	(.16)		(.11)	(.32)	(.29)	(.65)	(.33)
Dividends from net realized
gain on investments	(.22)		(.17)	(.57)	(.20)	—	(.35)
Total Distributions	(.38)		(.28)	(.89)	(.49)	(.65)	(.68)
Net asset value, end of period	16.76		17.11	16.54	17.32	16.05	13.08
Total Return (%)[b]	.16	[c]	5.23	.89	11.26	28.50	.40
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.75	[d]	1.76	1.75	1.84	1.96	2.28
Ratio of net expenses
to average net assets	1.75	[d]	1.76	1.75	1.84	1.82	1.85
Ratio of net investment income
to average net assets	1.66	[d]	1.31	1.63	2.31	2.58	2.45
Portfolio Turnover Rate	76.46	[c]	192.50	213.45	153.71	159.32[e] 168.59[e]
Net Assets, end of period
($ x 1,000)	201,972		198,824	157,340	103,906	47,923	7,500

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2009 and
2008 were 144.34% and 152.77%, respectively.

See notes to financial statements.

The Fund	31

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2013				Year Ended October 31,
Class I Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	17.58		16.94	17.70	16.31	13.23	13.79
Investment Operations:
Investment income—net[a]	.23		.39	.44	.54	.41	.48
Net realized and unrealized
gain (loss) on investments	(.11)		.64	(.16)	1.42	3.40	(.27)
Total from Investment Operations	.12		1.03	.28	1.96	3.81	.21
Distributions:
Dividends from
investment income—net	(.23)		(.22)	(.47)	(.37)	(.73)	(.42)
Dividends from net realized
gain on investments	(.22)		(.17)	(.57)	(.20)	—	(.35)
Total Distributions	(.45)		(.39)	(1.04)	(.57)	(.73)	(.77)
Net asset value, end of period	17.25		17.58	16.94	17.70	16.31	13.23
Total Return (%)	.64	[b]	6.27	1.87	12.44	29.79	1.47
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75	[c]	.80	.75	.82	.89	1.22
Ratio of net expenses
to average net assets	.75	[c]	.80	.75	.82	.83	.85
Ratio of net investment income
to average net assets	2.67	[c]	2.29	2.64	3.30	3.23	3.49
Portfolio Turnover Rate	76.46	[b]	192.50	213.45	153.71	159.32[d] 168.59[d]
Net Assets, end of period
($ x 1,000)	1,049,253		934,809	468,316	328,703	126,509	4,080

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2009 and
2008 were 144.34% and 152.77%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Bond Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective seeks to maximize total return through capital appreciation and income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On April 24-25, 2013, the Trust’s Board of Trustees (the” Board”) authorized the fund to offer Class Y shares, as a new class of shares, to certain investors, including certain institutional investors. Effective on or about July 1, 2013, Class Y shares will be offered at net asset value and will not be subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a Distribution Plan fee and/or Shareholder Services Plan fee. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no Distribution Plan or Shareholder Services Plan fees. Class I shares are

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, matu-

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. These securities are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	103,114,435	—	103,114,435
Commercial
Mortgage-Backed	—	32,215,970	—	32,215,970
Corporate Bonds†	—	708,215,169	—	708,215,169
Foreign Government	—	1,020,008,213	—	1,020,008,213
Mutual Funds	66,535,516	—	—	66,535,516
Residential
Mortgage-Backed	—	11,551,934	—	11,551,934
U.S. Treasury	—	28,488,809	—	28,488,809
Other Financial
Instruments:
Financial Futures††	3,857,104	—	—	3,857,104
Forward Foreign
Currency Exchange
Contracts††	—	7,333,736	—	7,333,736
Options Purchased	—	9,269,387	—	9,269,387
Swaps††	—	3,863,675	—	3,863,675

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(2,176,771)	—	—	(2,176,771)
Forward Foreign
Currency Exchange
Contracts††	—	(7,235,163)	—	(7,235,163)
Options Written	—	(1,794,829)	—	(1,794,829)
Swaps††	—	(4,980,657)	—	(4,980,657)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2013,The Bank of NewYork Mellon earned $57,875 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2012 ($)	Purchases ($)	Sales ($)	4/30/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	33,702,859	422,686,125	453,055,648	3,333,336.2
Dreyfus
Institutional
Cash
Advantage
Fund	53,135,242	169,969,933	159,902,995	63,202,180	3.2
Total	86,838,101	592,656,058	612,958,643	66,535,516	3.4

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On April 30, 2013, the Board declared a cash dividend of $.097, $.068 and $.110 per share from undistributed investment income-net for Class A, Class C and Class I shares, respectively, payable on May 1, 2013 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2013.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2012 was as follows: ordinary income $20,347,781 and long-term capital gains $10,903,668.The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities.ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager and the Trust, theTrust has agreed to pay the Manager a management fee computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2013, the Distributor retained $21,846 from commissions earned on sales of the fund’s Class A shares and $18,520 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2013, Class C shares were charged $753,823, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.These services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2013, Class A and Class C shares were charged $877,272 and $251,274, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $205,473 for transfer agency services and

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$5,070 for cash management services. Cash management fees were partially offset by earnings credits of $859. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2013, the fund was charged $181,100 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $3,052 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $10.

During the period ended April 30, 2013, the fund was charged $4,497 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $962,866, Distribution Plan fees $124,059, Shareholder Services Plan fees $188,453, custodian fees $109,420, Chief Compliance Officer fees $3,054 and transfer agency fees $69,137.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions, during the period ended April 30, 2013, amounted to $1,501,013,900 and $1,387,438,969, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2013 is discussed below.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2013 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2,4]	14,195,709	Interest rate risk[1,3,5]	(8,952,257)
Foreign exchange risk[2,6]	10,128,193	Foreign exchange risk[7]	(7,235,163)
Gross fair value of
derivatives contracts	24,323,902		(16,187,420)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
3	Outstanding options written, at value.
4	Unrealized appreciation on swap contracts.
5	Unrealized depreciation on swap contracts.
6	Unrealized appreciation on forward foreign currency exchange contracts.
7	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2013 is shown below:

	Amount of realized gain (loss) on derivatives recognized in income ($)
	Financial	Options	Forward	Swap
Underlying risk	Futures[8] Transactions[9]		Contracts[10]	Transactions[11]	Total
Interest rate	199,030	1,638,678	—	656,333	2,494,041
Foreign
exchange	—	(1,909,389)	(50,484,587)	—	(52,393,976)
Credit	—	—	—	(1,021,792)	(1,021,792)
Total	199,030	(270,711)	(50,484,587)	(365,459)	(50,921,727)

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[12]	Transactions[13]	Contracts[14]	Transactions[15]	Total
Interest rate	1,499,696	(882,326)	—	(1,111,980)	(494,610)
Foreign
exchange	—	(1,242,420)	14,286	—	(1,228,134)
Total	1,499,696	(2,124,746)	14,286	(1,111,980)	(1,722,744)

Statement of Operations location:

8	Net realized gain (loss) on financial futures.
9	Net realized gain (loss) on options transactions.
[10] Net realized gain (loss) on forward foreign currency exchange contracts.
[11] Net realized gain (loss) on swap transactions.
[12] Net unrealized appreciation (depreciation) on financial futures.
[13] Net unrealized appreciation (depreciation) on options transactions.
[14] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[15] Net unrealized appreciation (depreciation) on swap transactions.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equiv-alents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures against default. Financial futures open at April 30, 2013 are set forth in the Statement of Financial Futures.

Options Transactions:The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and foreign currencies,

or as a substitute for an investment.The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premi-

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ums received.The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2013:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	(Loss) ($)
Contracts outstanding
October 31, 2012	—	—
Contracts written	379,372,000	6,066,136
Contracts terminated;
Contracts closed	284,402,000	3,143,435	4,141,289	(997,854)
Contracts outstanding
April 30, 2013	94,970,000	2,922,701

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. The following summarizes open forward contracts at April 30, 2013:

	Foreign			Unrealized
Forward Foreign Currency Currency				Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
5/31/2013 [a]	24,250,000	24,908,145	25,077,615	169,470
Brazilian Real,
Expiring
6/4/2013 [b]	15,480,000	7,641,048	7,704,271	63,223
British Pound,
Expiring
5/31/2013 [c]	19,330,000	29,820,971	30,020,019	199,048
Chilean Peso,
Expiring
5/31/2013[d] 11,470,000,000		23,929,235	24,243,578	314,343
Hungarian Forint,
Expiring
5/31/2013 [a]	8,490,000,000	36,665,947	37,224,472	558,525
Indian Rupee,
Expiring
5/31/2013 [d]	2,149,000,000	39,330,161	39,641,828	311,667
Japanese Yen,
Expiring:
5/31/2013 [a]	6,139,720,000	61,806,358	62,990,929	1,184,571
5/31/2013 [c]	5,607,760,000	56,992,307	57,533,245	540,938
5/31/2013 [e]	6,468,990,000	65,113,463	66,369,100	1,255,637
Malaysian Ringgit,
Expiring
5/31/2013 [f]	26,860,000	8,790,993	8,807,371	16,378
Mexcian New Peso,
Expiring
5/31/2013 [f]	386,520,000	31,787,491	31,748,196	(39,295)
Norwegian Krone,
Expiring:
5/31/2013 [b]	240,700,000	40,925,422	41,690,162	764,740
5/31/2013 [g]	115,000,000	19,740,117	19,918,441	178,324
Peruvian New Sol,
Expiring
5/31/2013 [h]	12,500,000	4,785,604	4,718,696	(66,908)

The Fund	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency Currency				Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Polish Zloty,
Expiring
5/31/2013 [i]	27,445,000	8,580,853	8,665,037	84,184
Russian Ruble,
Expiring
5/31/2013 [c]	2,262,000,000	70,999,008	72,251,346	1,252,338
Singapore Dollar,
Expiring
5/31/2013 [a]	5,250,000	4,235,750	4,262,405	26,655
Swiss Franc,
Expiring
5/31/2013 [g]	26,835,000	28,514,201	28,868,497	354,296
Turkish Lira,
Expiring
5/31/2013 [f]	34,460,000	19,096,703	19,156,102	59,399
Sales:		Proceeds ($)
Canadian Dollar,
Expiring
5/31/2013 [i]	5,835,000	5,719,018	5,787,356	(68,338)
Czech Koruna,
Expiring
5/31/2013 [d]	650,900,000	32,918,958	33,236,796	(317,838)
Danish Krone,
Expiring
5/31/2013 [a]	133,610,000	23,309,491	23,609,408	(299,917)
Euro,
Expiring:
5/3/2013 [c]	4,115,465	5,391,671	5,419,864	(28,193)
5/31/2013 [a]	78,130,000	101,625,254	102,914,393	(1,289,139)
5/31/2013 [c]	75,180,000	97,751,292	99,028,595	(1,277,303)
Japanese Yen,
Expiring
5/2/2013 [c]	2,882,402,054	29,560,066	29,567,647	(7,581)
New Zeland Dollar,
Expiring:
5/31/2013 [a]	89,310,000	75,882,242	76,376,753	(494,511)
5/31/2013 [h]	44,135,000	37,516,515	37,743,679	(227,164)
South African Rand,
Expiring:
5/31/2013 [a]	185,000,000	19,983,867	20,527,395	(543,528)
5/31/2013 [i]	29,560,000	3,242,472	3,279,944	(37,472)
South Korean Won,
Expiring
5/31/2013[f]	59,030,000,000	52,602,969	53,537,499	(934,530)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales (continued):
Swedish Krona,
Expiring
5/31/2013[b]	553,950,000	83,808,391	85,411,837	(1,603,446)
Gross Unrealized
Appreciation				7,333,736
Gross Unrealized
Depreciation				(7,235,163)

Counterparties:

a	Goldman Sachs
b	Morgan Stanley
c	Barclays Bank
d	Deutsche Bank
e	Bank of America
f	JPMorgan Chase & Co.
g	UBS
h	Citigroup
i	Credit Suisse First Boston

Swap Transactions:The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss rat-

The Fund	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap contracts in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

The fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive.This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open interest rate swaps entered into by the fund at April 30, 2013:

					Unrealized
Notional	Reference		(Pay) Receive		Appreciation
Amount ($)	Entity/Currency	Counterparty	Fixed Rate (%)	Expiration	(Depreciation) ($)

17,345,000	USD—6 Month
	Libor	Citibank	(3.68)	5/5/2020	(3,109,495)
179,800,000	USD—6 Month
	Libor	JP Morgan	(1.76)	11/8/2022	(1,203,290)
29,400,000	USD—6 Month
	Libor	Citibank	(0.84)	11/8/2022	(235,710)
42,200,000	EUR—1 Year
	Libor	JP Morgan	1.91	11/4/2016	3,063,561
12,500,000,000	JPY—6 Month
	Yenibor	Barclays	0.77	2/27/2023	547,239
74,480,000	NZD—6 Month
	Libor	JP Morgan	3.05	1/31/2015	106,894
37,240,000	NZD—6 Month
	Libor	JP Morgan	3.05	2/1/2015	52,225
37,240,000	NZD—6 Month
	Libor	JP Morgan	3.04	2/1/2015	47,641

					Unrealized
Notional	Reference		(Pay) Receive		Appreciation
Amount ($)	Entity/Currency	Counterparty	Fixed Rate (%)	Expiration (Depreciation) ($)

37,240,000	NZD—6 Month
	Libor	JP Morgan	3.03	2/1/2015	46,115
60,900,000	USD—6 Month
	Libor	Citibank	(2.84)	4/17/2043	(432,162)
Gross Unrealized
Appreciation					3,863,675
Gross Unrealized
Depreciation					(4,980,657)

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.At April 30, 2013, there were no credit default swap agreements outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2013:

Average Market Value ($)
Interest rate financial futures	644,012,134
Interest rate options contracts	4,220,016
Foreign currency option contracts	1,933,248
Forward contracts	1,043,677,333

The Fund	53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average notional value of swap contracts outstanding during the period ended April 30, 2013:

Average Notional Value ($)
Interest rate swap contracts	406,616,591
Credit default swap contracts	5,114,286

At April 30, 2013, accumulated net unrealized appreciation on investments was $87,973,693, consisting of $97,153,217 gross unrealized appreciation and $9,179,524 gross unrealized depreciation.

At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Other:

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 13-14, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	55

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods.The Board also noted that the fund’s yield performance was below the Performance Group and Performance Universe medians for most of the seven one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group median and at the Expense Universe median, and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the

The Fund	57

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	59

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2013 MBSC Securities Corporation

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skayak
Bradley J. Skapyak, President
Date:	June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skayak
Bradley J. Skapyak, President
Date:	June 17, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	June 17, 2013

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)